Basis of preparation and consolidation	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of preparation and consolidation
Basis of preparation and consolidation
These Consolidated Financial Statements include Validus Holdings, Ltd. and its wholly and majority owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain amounts with respect to cash and cash equivalents have been revised to correct certain prior period comparatives in these Consolidated Financial Statements.
The Consolidated Balance Sheet for the year ended December 31, 2013 includes revisions to reduce cash and cash equivalents by $322,198 and increase restricted cash, short-term investments and other investments by $200,492, $35,936 and $85,770, respectively. There is no change to the sub-total of total investments and cash, or the totals of total assets or total shareholders’ equity.
The Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012, includes revisions to (decrease) net cash provided by (used in) investing activities by ($163,541) and ($33,299), respectively. There are no changes to the sub-totals of net cash provided by (used in) operating activities or effect of foreign currency rate changes on cash and cash equivalents. These revisions resulted in a decrease in net (decrease) increase in cash of ($163,541) and ($33,299), for the years ended December 31, 2013 and 2012, respectively.
The effect of these revisions does not impact any per-share amounts or other components of equity or net assets in the statement of financial position in any of the prior periods presented. The Company does not believe these revisions are material to any prior periods. The Company has revised these prior period amounts to provide comparability with current period balances and cash flows. All significant intercompany accounts and transactions have been eliminated.
The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. While management believes that the amounts included in the Consolidated Financial Statements reflect its best estimates and assumptions, actual results could differ from those estimates. The Company’s principal estimates include:
•reserve for losses and loss expenses;
•premium estimates for business written on a line slip or proportional basis;
•the valuation of goodwill and intangible assets;
•reinsurance recoverable balances including the provision for uncollectible amounts; and
•investment valuation of financial assets.
The term “ASC” used in these notes refers to Accounting Standard Codification issued by the United States Financial Accounting Standards Board (“FASB”).